Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 4,383
Addition	17	$ 186	$ 52
Amortization and usage	(245)	(1,211)	(1,907)
Impairment charges (Note 9)	(4,187)	(1,259)	(2,752)
Balance at end of year	239	4,383
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	4,383	4,666	8,644
Addition	1,801	1,498	14
Amortization and usage	(1,743)	(264)	(706)
Exchange difference	(15)	(258)	(216)
Impairment charges (Note 9)	(4,187)	(1,259)	(3,070)
Balance at end of year	$ 239	$ 4,383	$ 4,666